Advances From Federal Home Loan Bank (Details Textual) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Advances From Federal Home Loan Bank (Textual) [Abstract]
Outstanding advances not secured by FHLB stock	150.00%
Advances that were callable at the option of the Federal Home Loan Bank	$ 0	$ 0